Capital leases (Details Textual) - USD ($) $ in Millions	1 Months Ended
	Apr. 02, 2013	Mar. 28, 2013	Oct. 31, 2015
Capital Leased Assets [Line Items]
En Bloc Sale Price For Two Vessels			$ 38.5
Repayments of Senior Debt, Total	$ 17.9
Lease Expiration Date		Dec. 31, 2018